Other assets - Deferred lease inducements asset (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Deferred Lease Inducements Asset [Roll Forward]
Balance, beginning of year	CAD 1,212	CAD 0
Additions	0	1,307
Amortization of deferred lease inducements	(142)	(95)
Balance, end of year	CAD 1,070	CAD 1,212